Goodwill - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2014 Reporting_Unit Segment	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2013 Segment	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2013 Intersegment Elimination [Member]	Sep. 30, 2013 Intersegment Elimination [Member]	Sep. 30, 2012 Intersegment Elimination [Member]	Sep. 30, 2013 Minimum [Member] Market_Multiples	Sep. 30, 2012 Minimum [Member] Market_Multiples	Sep. 30, 2013 Maximum [Member] Market_Multiples	Sep. 30, 2012 Maximum [Member] Market_Multiples	Sep. 30, 2013 Median [Member] Market_Multiples	Sep. 30, 2012 Median [Member] Market_Multiples	Dec. 31, 2013 EISS [Member]	Sep. 30, 2013 EISS [Member]	Sep. 30, 2012 EISS [Member]	Mar. 31, 2014 EISS [Member]	Dec. 31, 2013 TEOSS [Member]	Sep. 30, 2013 TEOSS [Member]	Sep. 30, 2012 TEOSS [Member]	Mar. 31, 2014 TEOSS [Member]
Goodwill [Line Items]
Goodwill	$ 398,921,000	$ 398,921,000		$ 398,921,000	$ 398,921,000		$ 398,921,000	$ 398,921,000												$ 197,000,000	$ 197,000,000	$ 197,000,000		$ 201,900,000	$ 201,900,000	$ 201,900,000
Changes to goodwill during period				0			0	0	0
Number of segments				1			1
Reduced number of reporting units				2
Contract revenue	192,966,000		221,281,000	378,346,000		425,610,000	848,972,000	817,204,000	787,314,000	292,000	292,000	703,000							371,000,000	371,000,000	386,000,000		477,000,000	477,000,000	435,000,000
Contract backlog							Contract backlog was approximately 2.6 times trailing twelve month revenue	Contract backlog was approximately 2.9 times trailing twelve month revenue
Market multiples for trailing twelve month EBITDA													7.6	5.6	18.2	18.2	13.4	12.8
Market multiples for trailing twelve month revenue													0.30	0.30	3.01	3.02	1.36	1.32
Projected revenue and EBITDA and discounted median market multiples							30.00%							14.00%		40.00%
Weighted average cost of capital rate							13.00%	12.50%
Goodwill for impairment, near-term growth values													0.00%	0.00%	4.00%	1.00%
Goodwill for impairment, longer-term out year forecasts													0.00%	0.00%	4.00%	2.00%
Hypothetical increase or decrease in the weighted average cost of capital rate							10.00%
Decrease in estimated enterprise value							5.70%
Increase in estimated enterprise value							6.90%
Percentage of value based on EBITDA multiples from mergers and acquisitions to discounted cash flow enterprise value							26.00%
Additional customer contract funding					840,000,000		840,000,000
Goodwill impairment		$ 0		$ 0			$ 0
Estimated discounted future cash flows decreased															1.00%
Outstanding debt increase							Increased approximately 10 percent
Estimated fair value of outstanding debt increased							10.00%
Percentage of outstanding common stock declined							50.00%
Hypothetical decrease in fair value of goodwill							10.00%